Intangible Assets, Net - Schedule of Amortization Amount of Intangible Asset (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Amortization Amount Of Intangible Asset Abstract
2024	$ 11,480	$ 11,480
2025	11,480	11,480
2026	9,567	11,480
2027		9,567
Total	$ 38,267	$ 44,007	$ 55,486